UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 18.6%
Banks — 5.0%
Credit Suisse First Boston Mortgage Securities, Inc.
$2,975,000	4.125%	01/15/10	$2,880,650
Credit Suisse First Boston New York(a)
2,000,000	6.500	05/01/08	2,022,688
Huntington National Bank
1,750,000	4.650	06/30/09	1,719,076
Keybank National Association
1,100,000	7.300	05/01/11	1,178,444
Popular North America, Inc.
1,200,000	5.200	12/12/07	1,195,864
Union Planters Corp.
1,500,000	7.750	03/01/11	1,627,177
Washington Mutual, Inc.
2,000,000	4.000	01/15/09	1,947,596

			12,571,495

Brokerage — 1.9%
Morgan Stanley
5,000,000	4.000	01/15/10	4,821,895

Life Insurance — 2.6%
AXA Financial, Inc.
2,125,000	7.750	08/01/10	2,281,846
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,426,505
Jackson National Life Insurance Co.(a)
2,000,000	5.250	03/15/07	2,000,764

			6,709,115

Noncaptive-Consumer — 4.0%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,477,464
HSBC Finance Corp.
7,000,000	4.125	11/16/09	6,783,060
John Deere Capital Corp.
2,000,000	5.400	04/07/10	1,996,328

			10,256,852

Property/Casualty Insurance — 2.6%
ACE Ltd.
6,487,000	6.000	04/01/07	6,491,288

Wirelines Telecommunications — 2.5%
Ameritech Capital Funding
375,000	6.250	05/18/09	378,049
AT&T, Inc.
1,375,000	4.125	09/15/09	1,333,510
Deutsche Telekom International Finance BV
1,500,000	8.000	06/15/10	1,615,689
GTE California, Inc.
2,875,000	7.650	03/15/07	2,881,049

			6,208,297

TOTAL CORPORATE BONDS			$47,058,942

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 30.3%
Federal Home Loan Bank
$5,100,000	3.625%	02/16/07	$5,096,262
3,000,000	4.250	04/16/07	2,993,103
6,730,000	4.500	08/24/07	6,700,253
7,000,000	4.000 (b)	12/03/07	6,888,117
10,000,000	4.500 (b)	03/07/08	9,983,588
Federal Home Loan Mortgage Corp.
5,000,000	4.500	04/18/07	4,990,820
15,000,000	4.250	06/23/08	14,809,755
Federal National Mortgage Association
5,000,000	2.750	02/06/07	4,998,215
7,750,000	3.740	06/14/07	7,706,685
5,000,000	5.500	01/15/08	5,009,730
Government Loan Trust Series 1-Z(c)
7,644,000	0.000	04/01/07	7,577,803

TOTAL AGENCY DEBENTURES			$76,754,331

Asset-Backed Securities — 3.6%
Autos — 3.6%
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
$2,000,000	5.560%	09/06/11	$2,004,375
Capital One Auto Finance Trust Series 2006-A, Class A3
3,500,000	5.330	11/15/10	3,497,208
Honda Auto Receivables Owner Trust Series 2005-4, Class A2
1,132,136	4.320	01/21/08	1,131,275
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500	05/15/13	2,507,812

TOTAL ASSET-BACKED SECURITIES			$9,140,670

U.S. Treasury Obligations — 3.4%
United States Treasury Inflation Protected Bonds
$2,547,160	3.500%	01/15/11	$2,652,727
United States Treasury Notes
6,000,000	4.875	10/31/08	5,990,760

TOTAL U.S. TREASURY OBLIGATIONS			$8,643,487

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 55.9%			$141,597,430

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(d) — 43.8%
Joint Repurchase Agreement Account II
$111,100,000	5.280%	02/01/07	$111,100,000
Maturity Value: $111,116,295

TOTAL INVESTMENTS — 99.7%			$252,697,430

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			682,648

NET ASSETS — 100.0%			$253,380,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 6,449,957, which represents approximately 2.5% of net assets as of January 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	379	March 2007	$89,661,925	$(11,019)
Eurodollars	42	June 2007	9,938,775	(22,193)
Eurodollars	42	September 2007	9,948,225	(32,693)
2 Year U.S. Treasury Notes	(77)	March 2007	(15,676,719)	74,427
5 Year U.S. Treasury Notes	(106)	March 2007	(11,080,312)	112,802

TOTAL			$82,791,894	$121,324

INTEREST RATE SWAP CONTRACT — At January 31, 2007, the Fund had an outstanding swap contract with the following terms:

Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

J.P. Morgan Securities, Inc.	$20,000	02/17/11	3 month LIBOR	5.091%	$(124,954)

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$253,310,375

Gross unrealized gain	194,384
Gross unrealized loss	(807,329)

Net unrealized security loss	$(612,945)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 83.4%
Adjustable Rate FHLMC(a) — 7.5%
$116,580	5.427%	08/01/16	$117,103
161,780	5.190	08/01/18	162,322
127,536	5.183	11/01/18	129,980
757,856	5.863	11/01/18	758,799
38,758	5.580	02/01/19	39,006
35,520	7.041	02/01/19	36,407
120,312	5.527	03/01/19	121,088
74,281	5.647	03/01/19	74,778
114,859	4.783	06/01/19	114,958
148,004	5.991	07/01/19	148,579
1,964,892	5.718	11/01/19	1,982,689
1,430,357	6.998	11/01/19	1,475,885
150,747	5.608	01/01/20	151,769
170,729	5.527	05/01/21	172,623
41,685	6.096	01/01/25	42,498
121,776	5.527	10/01/26	122,300
1,249,805	6.662	08/01/28	1,280,334
877,815	7.269	05/01/29	892,552
95,793	5.527	06/01/29	96,391
90,995	5.956	09/01/29	92,630
3,471,844	7.222	03/01/30	3,540,754
131,126	5.340	04/01/30	132,011
162,184	5.543	06/01/30	163,306
547,220	7.500	12/01/30	548,076
15,251	7.194	01/01/31	15,472
188,910	5.346	02/01/31	190,062
29,850	6.873	05/01/31	30,260
47,249	5.473	06/01/31	47,737
24,435	6.888	11/01/31	24,640
4,790,566	7.380	12/01/31	4,928,672
3,319,600	7.572	12/01/31	3,440,742
35,026	7.375	10/01/32	35,279
15,564	6.038	02/01/33	15,847
2,253,514	3.945	07/01/33	2,214,277
3,158,870	3.889	09/01/33	3,091,216
134,973	4.397	11/01/33	133,995
207,831	6.294	11/01/33	205,438
1,141,764	5.646	05/01/35	1,149,265
6,359,274	4.582	08/01/35	6,282,198

			34,201,938

Adjustable Rate FNMA(a) — 26.0%
168,941	6.718	03/01/17	168,626
944,633	6.698	04/01/17	976,450
140,245	5.632	08/01/17	140,458
235,653	5.596	09/01/17	235,972
139,117	5.632	09/01/17	139,317
67,041	6.899	11/01/17	67,188
79,662	5.500	12/01/17	79,134
66,323	6.152	12/01/17	66,622
545,997	5.371	03/01/18	549,849
187,932	5.595	03/01/18	188,171
1,852,185	5.374	07/01/18	1,865,251
369,425	6.686	08/01/18	377,925
582,937	5.329	10/01/18	581,327
93,342	5.502	10/01/18	94,012
186,128	5.527	10/01/18	186,287

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$210,133	5.632%	10/01/18	$209,493
275,250	6.574	10/01/18	278,188
55,393	5.615	11/01/18	55,837
13,365	6.429	11/01/18	13,461
78,029	5.750	12/01/18	78,663
265,519	5.151	01/01/19	266,752
798,572	5.580	04/01/19	805,052
45,052	5.622	04/01/19	45,046
1,993,938	5.156	05/01/19	2,011,968
652,492	5.632	05/01/19	652,342
436,505	5.495	06/01/19	441,320
395,563	5.687	06/01/19	400,405
327,157	7.201	07/01/19	337,411
713,057	5.424	08/01/19	721,172
675,464	5.580	08/01/19	680,946
44,688	6.155	09/01/19	44,925
28,828	6.570	09/01/19	29,035
78,208	5.384	11/01/19	79,063
2,824,951	7.169	11/01/19	2,911,137
28,129	5.224	04/01/20	28,385
858,362	7.095	05/01/20	885,436
804,712	5.264	06/01/20	813,750
226,902	5.467	06/01/20	226,302
404,929	5.416	11/01/20	409,534
830,921	5.877	12/25/20	830,424
506,275	5.753	03/01/21	512,631
176,191	6.848	09/01/21	178,338
115,485	5.455	12/01/21	115,125
1,945,663	6.055	01/01/22	1,969,635
69,494	7.046	02/01/22	71,732
191,504	5.451	05/20/22	194,040
5,774,206	6.900	12/01/22	5,837,726
423,864	7.195	02/01/23	424,711
18,890	6.219	12/01/23	19,045
1,140,320	7.281	01/01/24	1,152,640
1,009,750	7.341	03/01/24	1,046,656
10,342,041	5.513	04/01/24	10,315,333
944,114	5.441	06/20/24	962,715
44,984	6.124	08/01/24	44,609
367,468	6.900	01/01/25	379,324
2,119,235	5.364	03/25/27	2,126,963
77,750	5.632	06/01/27	78,336
55,011	5.632	12/01/27	55,426
105,481	5.632	01/01/28	106,270
351,119	6.783	05/01/28	358,417
67,192	7.468	06/01/28	68,322
43,957	6.895	09/01/28	44,135
868,090	5.636	01/01/29	874,574
44,550	5.157	06/01/29	44,961
66,344	5.518	06/01/29	66,833
37,751	6.918	06/01/29	38,241
1,532,409	5.880	05/01/30	1,544,467
5,429	7.760	02/01/31	5,530
102,836	6.744	05/01/31	103,618
407,516	7.000	06/01/31	410,687
1,859,242	5.663	07/01/31	1,874,568
324,444	6.130	08/01/31	326,583
362,252	7.135	08/01/31	367,584
46,021	7.152	08/01/31	46,434
618,401	5.512	11/01/31	624,062
382,829	6.990	12/01/31	386,208

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$189,964	7.030%	01/01/32	$197,504
30,261	5.475	02/01/32	30,528
322,997	6.341	02/01/32	322,340
34,811	5.541	03/01/32	35,220
186,167	5.608	03/01/32	186,895
1,771,989	6.332	03/01/32	1,803,519
988,957	5.538	04/01/32	987,431
184,883	6.500	04/01/32	188,390
355,075	5.257	05/01/32	359,719
115,538	6.790	05/01/32	116,985
324,148	6.367	07/01/32	326,740
35,232	5.400	08/01/32	35,318
598,570	4.786	09/01/32	607,269
1,075,169	5.198	09/01/32	1,067,699
73,958	6.646	09/01/32	74,422
146,857	7.112	09/01/32	147,904
175,297	5.357	10/01/32	178,654
104,366	6.857	10/01/32	106,015
193,058	4.771	12/01/32	194,893
21,097	7.001	12/01/32	21,482
1,340,731	4.652	01/01/33	1,356,372
861,101	4.949	01/01/33	870,341
2,065,644	4.915	02/01/33	2,066,599
2,199,656	4.487	03/01/33	2,220,384
10,326,977	4.718	03/01/33	10,348,583
8,461,368	4.740	03/01/33	8,425,220
150,170	4.010	04/01/33	147,956
1,009,357	4.834	04/01/33	1,023,662
1,832,121	4.702	05/01/33	1,837,658
4,312,335	3.875	07/01/33	4,291,924
987,571	3.995	07/01/33	970,488
2,412,591	3.998	07/01/33	2,378,257
140,190	5.414	08/01/33	141,896
3,270,137	3.850	10/01/33	3,242,013
8,581,200	3.960	12/01/33	8,459,186
293,986	4.302	01/01/34	291,047
59,883	6.333	02/01/34	60,898
4,465,996	4.690	10/01/34	4,433,286
2,620,640	4.359	04/01/35	2,560,690
2,859,395	4.675	10/01/35	2,850,155
52,698	5.638	05/01/36	53,110
14,859	6.861	11/01/38	14,964
319,470	6.227	06/01/40	324,954
1,194,441	6.613	07/01/40	1,210,358
42,798	6.027	02/01/41	43,250

			118,361,293

Adjustable Rate GNMA(a) — 12.3%
6,714,666	4.000	11/20/33	6,719,778
9,191,076	3.750	02/20/34	9,077,816
4,992,217	3.750	04/20/34	4,915,118
23,932,000	4.500	08/20/34	23,812,044
4,286,005	4.750	08/20/34	4,281,947
7,418,421	4.500	12/20/34	7,364,588

			56,171,291

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — 4.9%
Bank of America Mortgage Securities Series 2002-J, Class A2
$862,042	4.879%	09/25/32	$858,637
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
189,145	5.949	08/25/33	190,893
Countrywide Home Loans Series 2003-37, Class 1A1
130,722	5.848	08/25/33	130,631
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
2,621,834	5.100	03/25/33	2,608,144
Impac CMB Trust Series 2003-6, Class A
1,783,781	5.960	07/25/33	1,783,286
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
1,993,705	4.478	08/25/34	2,000,364
J.P. Morgan Mortgage Trust Series 2007-A1, Class 1A1
1,000,000	4.202	07/25/35	980,937
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
1,000,000	4.768	07/25/35	988,781
J.P. Morgan Mortgage Trust Series 2007-A1, Class 4A2
1,000,000	4.071	07/25/35	979,688
J.P. Morgan Mortgage Trust Series 2007-A1, Class 5A2
1,000,000	4.771	07/25/35	990,000
Sequoia Mortgage Trust Series 2004-10, Class A3A
3,313,978	5.737	11/20/34	3,321,321
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
977,528	5.623	01/25/47	977,528
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
6,339,844	4.988	10/25/35	6,336,860

			22,147,070

CMBS(a)(b)(c) — 1.5%
Interest Only — 1.5%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,083	1.053	02/15/35	1,984,257
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.042	03/18/36	4,606,095

TOTAL CMBS			$6,590,352

CMO — 11.0%
Interest Only(c) — 0.1%
FHLMC Series 2586, Class NX
2,816,574	4.500	08/15/16	268,866
FNMA REMIC Trust Series 1990-145, Class B
338	1,004.961	12/25/20	6,699

			275,565

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — 0.2%
FHLMC Series 1606, Class SC
$967,863	9.177%	11/15/08	$987,189

Inverse Floating Rate — Interest Only(a)(c) — 0.0%
FNMA REMIC Trust Series 1996-20, Class SB
830,640	9.191	10/25/08	50,280
FNMA Series 1996-40, Class SG
1,018,580	7.492	03/25/09	64,908

			115,188

Planned Amortization Class — 1.0%
FHLMC Series 1377, Class H
229,629	6.000	09/15/07	229,076
FHLMC Series 2113, Class TE
2,804,101	6.000	01/15/14	2,829,224
FNMA REMIC Trust Series 1992-193, Class HD
425,515	7.000	11/25/07	425,748
FNMA REMIC Trust Series 1993-225, Class WC
1,247,818	6.500	12/25/13	1,271,984

			4,756,032

Regular Floater(a) — 5.1%
Collateralized Mortgage Securities Corp. Series N, Class 2
372,031	5.970	08/25/17	363,650
FHLMC Series 1509, Class F
2,226,970	6.375	04/15/08	2,233,019
FHLMC Series 1606, Class FC
3,553,242	5.258	11/15/08	3,537,626
FHLMC Series 1612, Class FD
367,098	5.258	11/15/08	366,167
FHLMC Series 1661, Class FD
2,679,380	6.875	01/15/09	2,696,963
FHLMC Series 1665, Class FA
44,522	4.100	06/15/23	44,530
FHLMC Series 1826, Class F
232,486	5.775	09/15/21	234,206
FHLMC Series 3152, Class NX
2,689,722	0.000	05/15/36	2,636,503
FHLMC Series 3171, Class FL
1,705,391	0.000	01/15/36	1,617,547
FHLMC Series 3211, Class TX
1,982,839	0.000	09/15/36	1,984,862
FNMA REMIC Trust Series 1993-190, Class F
2,076,105	5.408	10/25/08	2,069,523
FNMA REMIC Trust Series 1993-196, Class FD
180,578	5.258	10/25/08	179,913
FNMA REMIC Trust Series 1993-214, Class FA
559,488	6.144	12/25/08	562,480
FNMA REMIC Trust Series 1993-233, Class FA
439,767	5.258	12/25/08	439,332
FNMA Series 1993-231, Class FE
1,767,120	6.244	12/25/08	1,776,350
FNMA Series 1998-66, Class FC
419,457	5.820	11/17/28	422,699

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater — (continued)
FNMA Series 2001-70, Class OF
$2,088,172	6.270%	10/25/31	$2,135,383

			23,300,753

Sequential Fixed Rate — 4.2%
FHLMC Series 1216, Class GC
62,023	7.000	03/15/07	61,944
FHLMC Series 1246, Class J
18,869	7.500	05/15/07	18,885
FHLMC Series 1423, Class FF
1,196,062	7.000	12/15/07	1,193,180
FHLMC Series 1720, Class PJ
1,216,850	7.250	01/15/24	1,230,803
First Nationwide Trust Series 2001-4, Class 1A1
1,333,265	6.750	09/21/31	1,328,575
FNMA REMIC Trust Series 1993-014, Class A
542	6.000	02/25/08	540
FNMA REMIC Trust Series 1993-121, Class Z
7,987,640	7.000	07/25/23	8,166,183
FNMA REMIC Trust Series 1993-135, Class PG
195,064	6.250	07/25/08	194,469
FNMA REMIC Trust Series 1996-14, Class J
272,986	6.150	03/25/09	273,193
FNMA Series 1994-72, Class J
6,553,155	6.000	06/25/23	6,558,548

			19,026,320

Support — 0.4%
FHLMC Series 1639, Class M
1,859,813	6.000	12/15/08	1,863,463

TOTAL CMO			$50,324,510

FHLMC — 5.1%
1,418,300	7.000	02/01/09	1,430,757
802,696	7.000	03/01/09	812,218
1,673,945	7.000	04/01/09	1,686,558
788,905	7.000	05/01/09	799,386
732,504	7.000	06/01/09	742,236
535,103	7.500	06/01/09	540,557
211,605	6.500	03/01/13	216,028
418,529	6.500	04/01/13	427,278
215,966	6.500	05/01/13	220,480
440,174	6.500	06/01/13	449,376
968,420	5.000	12/01/13	957,781
1,075,257	4.000	01/01/14	1,035,883
3,413,700	8.000	12/01/15	3,523,899
561,543	6.000	05/01/17	568,541
767,666	7.000	04/01/21	794,586
413,749	7.000	08/01/21	428,258
2,658,849	7.000	03/01/22	2,747,676
1,129,428	7.000	05/01/22	1,167,160
4,428,966	7.000	06/01/22	4,576,929
43,829	7.000	12/01/25	45,309

			23,170,896

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 15.1%
$6,366,935	4.000%	05/01/10	$6,159,693
7,080,062	4.000	06/01/10	6,849,609
1,429,110	6.000	09/01/11	1,442,087
1,777,931	6.500	04/01/12	1,817,088
3,737,602	6.000	05/01/12	3,772,492
870,118	6.500	05/01/12	889,284
2,757,701	6.000	06/01/12	2,783,444
803,579	6.500	06/01/12	821,439
12,430,489	5.500	01/01/13	12,407,766
2,859,301	4.500	08/01/13	2,790,851
12,398,498	4.500	09/01/13	12,111,973
1,366,532	8.000	01/01/16	1,425,046
955,239	7.000	03/01/17	981,369
390,855	7.000	05/01/17	401,547
10,275,599	5.500	03/01/18	10,257,446
1,225,549	5.500	04/01/18	1,223,384
377,411	7.000	07/01/21	390,063
587,682	7.000	11/01/21	607,384
299,519	7.000	12/01/21	309,560
508,805	7.000	01/01/22	525,862
112,337	7.000	02/01/22	116,103
317,187	7.000	01/01/28	327,015
581,507	6.500	04/01/33	592,878

			69,003,383

GNMA — 0.0%
49,400	7.000	12/15/25	51,256
153,794	7.000	04/15/26	159,186

			210,442

TOTAL MORTGAGE- BACKED OBLIGATIONS			$380,181,175

Asset-Backed Security(a) — 0.5%
Home Equity — 0.5%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$2,057,632	5.540%	12/15/29	$2,060,827

U.S. Treasury Obligations — 4.0%
United States Treasury Bonds
$3,600,000	4.500%	02/15/36	$3,367,116
United States Treasury Inflation Protected Securities
1,645,740	1.875	07/15/13	1,595,084
2,458,792	2.000	07/15/14	2,392,724
1,035,990	1.875	07/15/15	995,680
United States Treasury Notes
7,300,000	4.875	10/31/08	7,288,758
United States Treasury Principal-Only STRIPS(d)
4,200,000	0.000	11/15/21	1,994,328
1,300,000	0.000	11/15/26	483,665

TOTAL U.S. TREASURY OBLIGATIONS			$18,117,355

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 87.9%			$400,359,357

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(e) — 10.6%
Joint Repurchase Agreement Account II
$48,500,000	5.280%	02/01/07	$48,500,000
Maturity Value: $48,507,113

TOTAL INVESTMENTS — 98.5%			$448,859,357

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			6,739,580

NET ASSETS — 100.0%			$455,598,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 6,590,352, which represents approximately 1.4% of net assets as of January 31, 2007.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	728	March 2007	$172,226,600	$(55,142)
Eurodollars	64	June 2007	15,144,800	(10,618)
Eurodollars	3	September 2007	710,588	(1,848)
Eurodollars	3	December 2007	711,263	(1,660)
Eurodollars	3	March 2008	711,675	(1,360)
Eurodollars	2	June 2008	474,625	(682)
U.S. Treasury Bonds	195	March 2007	21,474,375	(538,225)
2 Year U.S. Treasury Notes	(542)	March 2007	(110,347,813)	379,746
5 Year U.S. Treasury Notes	(464)	March 2007	(48,502,500)	544,520
10 Year U.S. Treasury Notes	(403)	March 2007	(43,020,250)	797,259

TOTAL			$9,583,363	$1,111,990

INTEREST RATE SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Upfront Payments	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	made by the Fund	Gain (Loss)

J.P. Morgan Securities, Inc.	$30,000	02/17/11	3 month LIBOR	5.091%	$—	$(188,988)
Bank of America Securities LLC (a)	39,700	06/20/12	5.000%	3 month LIBOR	280,127	(330,568)
Bank of America Securities LLC (a)	34,500	06/20/14	5.100%	3 month LIBOR	582,391	(955,022)
Deutsche Bank Securities, Inc. (a)	44,900	06/20/14	5.100%	3 month LIBOR	539,681	(994,180)
J.P. Morgan Securities, Inc. (a)	11,600	06/20/14	3 month LIBOR	5.100%	50,423	74,868
Bank of America Securities LLC (a)	11,600	06/20/14	3 month LIBOR	5.100%	67,605	45,243
J.P. Morgan Securities, Inc. (a)	2,300	06/20/14	5.100%	3 month LIBOR	17,903	4,472
Bank of America Securities LLC	41,000	11/12/19	3 month LIBOR	5.068%	—	1,278,624

TOTAL					$1,538,130	$(1,065,551)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur in June 2007.
LIBOR —London Interbank Offered Rate

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$454,727,078

Gross unrealized gain	1,441,935
Gross unrealized loss	(7,309,656)

Net unrealized security loss	$(5,867,721)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — 56.7%
Adjustable Rate FHLMC(a) — 6.9%
$253,319	5.771	%(b)	05/01/18	$251,572
177,016	5.841		10/01/25	177,478
12,729,699	4.153		09/01/34	12,725,690
6,530,556	4.815		11/01/34	6,513,942
7,310,383	4.202		03/01/35	7,309,215
4,805,330	4.174		04/01/35	4,699,109
15,394,247	4.455		06/01/35	15,214,711
5,859,217	4.877		08/01/35	5,825,905
3,514,043	4.549		11/01/35	3,450,231

				56,167,853

Adjustable Rate FNMA(a) — 19.3%
402,559	6.607		11/01/17	400,308
574,593	5.733		02/01/18	575,995
263,432	3.299		02/25/18	244,219
288,394	6.896		06/01/18	297,131
586,454	7.054		03/01/19	588,402
425,705	7.095		05/01/20	439,132
576,365	6.742		12/01/20	574,257
229,543	5.844		01/01/23	233,194
14,716,108	5.188		11/25/28	14,744,700
12,000,628	6.097		08/01/29	12,177,112
376,838	5.526		07/01/32	379,303
674,148	5.637		07/01/32	680,430
1,535,344	5.279		01/01/33	1,537,695
10,700,048	4.224		05/01/33	10,609,015
1,743,690	3.901		08/01/33	1,728,224
6,196,168	5.632		08/01/33	6,243,591
4,087,672	3.850		10/01/33	4,052,517
6,673,738	4.420		02/01/34	6,623,321
4,230,150	4.245		03/01/34	4,183,412
4,906,494	2.960		05/01/34	4,897,988
2,576,895	3.011		05/01/34	2,575,406
6,235,941	4.218		06/01/34	6,337,953
4,366,192	4.273		07/01/34	4,420,278
7,234,632	4.690		10/01/34	7,181,643
5,686,882	4.757		10/01/34	5,725,663
3,953,914	4.559		12/01/34	3,946,490
1,946,228	4.069		02/01/35	1,929,947
4,389,473	4.104		02/01/35	4,349,506
2,133,631	4.273		02/01/35	2,122,650
2,823,822	4.210		03/01/35	2,804,124
2,161,378	4.242		03/01/35	2,146,760
2,973,937	4.253		03/01/35	2,955,572
6,462,503	5.032		03/01/35	6,435,038
2,026,381	4.265		04/01/35	2,008,192
8,363,173	4.359		04/01/35	8,171,856
6,593,422	4.677		04/01/35	6,511,875
2,048,546	4.299		05/01/35	2,033,299
8,481,715	4.739		08/01/35	8,434,713
6,011,190	4.723		10/01/35	5,947,270

				157,248,181

Adjustable Rate GNMA(a) — 6.7%
GNMA
3,357,333	4.000		11/20/33	3,359,889
4,281,427	3.750		02/20/34	4,228,668
7,473,234	3.750		05/20/34	7,357,881
1,991,179	4.500		05/20/34	1,982,457

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$4,702,342	4.500%	07/20/34	$4,668,835
3,752,631	4.750	08/20/34	3,749,078
13,303,140	4.500	09/20/34	13,236,714
8,533,118	4.750	09/20/34	8,515,031
2,887,971	4.750	10/20/34	2,875,233
4,424,941	4.750	12/20/34	4,405,500

			54,379,286

CMO — 7.8%
Interest Only(c) — 0.1%
FHLMC Series 2575, Class IB
2,375,728	5.500	08/15/30	224,228
FHLMC Series 2586, Class NX
1,572,492	4.500	08/15/16	150,108

			374,336

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
62,901	13.584	11/25/20	74,447
GNMA Series 2001-59, Class SA
22,964	9.035	11/16/24	25,365

			99,812

IOette(c) — 0.0%
FHLMC Series 1161, Class U
1,515	1,172.807	11/15/21	2,954

Planned Amortization Class — 2.6%
FHLMC Series 1327, Class HA
96,992	7.500	07/15/07	96,777
FHLMC Series 1377, Class H
540,572	6.000	09/15/07	539,272
FHLMC Series 1475, Class K
264,739	7.000	02/15/08	264,107
FHLMC Series 1556, Class H
1,422,400	6.500	08/15/13	1,441,533
FHLMC Series 1601, Class PL
576,750	6.000	10/15/08	576,240
FHLMC Series 1606, Class H
943,414	6.000	11/15/08	941,667
FHLMC Series 1916, Class PC
3,245,068	6.750	12/15/11	3,288,993
FHLMC Series 2812, Class OA
836,800	5.000	08/15/20	833,744
FHLMC Series 3028, Class MB
7,414,854	5.000	12/15/26	7,360,632
FNMA Series 1993-207, Class G
1,171,770	6.150	04/25/23	1,172,441
FNMA Series 2005-87, Class CL
4,812,195	5.000	10/25/35	4,778,691

			21,294,097

Planned Amortization Class — Interest Only(c) — 0.0%
FHLMC Series 1587, Class HA
67,521	6.500	10/15/08	2,066

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Principal Only(d) — 0.0%
FNMA REMIC Trust Series G92-28, Class A
$240	0.000%	05/25/07	$238

Regular Floater(a) — 1.7%
FHLMC Series 3151, Class KY
3,780,974	0.000	05/15/36	3,688,317
FHLMC Series 3171, Class FL
2,558,086	0.000	01/15/36	2,426,321
FHLMC Series 3211, Class TX
2,974,259	0.000	09/15/36	2,977,293
FNMA Series 2001-60, Class OF
3,132,258	6.270	10/25/31	3,221,539
FNMA Series 2001-70, Class OF
1,566,129	6.270	10/25/31	1,601,537

			13,915,007

Sequential Fixed Rate — 3.0%
FHLMC Series 108, Class G
683,283	8.500	12/15/20	680,915
FHLMC Series 1429, Class G
187,889	7.000	11/15/07	187,442
FHLMC Series 1564, Class H
1,048,286	6.500	08/15/08	1,049,518
FHLMC Series 1655, Class K
6,278,027	6.500	01/15/09	6,269,946
FHLMC Series 1980, Class Z
2,557,884	7.000	07/01/27	2,622,852
FHLMC Series 2019, Class Z
2,633,548	6.500	12/15/27	2,685,892
FNMA REMIC Trust Series 1989-66, Class J
967,032	7.000	09/25/19	999,700
FNMA REMIC Trust Series 1990-16, Class E
559,209	9.000	03/25/20	599,578
FNMA REMIC Trust Series 1992-142, Class K
280,608	7.000	08/25/07	280,354
FNMA REMIC Trust Series 1992-33, Class K
1,829,190	8.500	03/25/18	1,900,051
FNMA REMIC Trust Series 1993-028, Class PJ
45,592	7.000	03/25/08	45,426
FNMA REMIC Trust Series 1993-052, Class J
1,006,019	6.500	04/25/08	1,004,856
FNMA REMIC Trust Series 1993-121, Class Z
4,437,578	7.000	07/25/23	4,536,769
FNMA REMIC Trust Series 1993-126, Class PG
1,114,306	6.500	07/25/08	1,116,244
FNMA REMIC Trust Series 1993-135, Class PG
222,931	6.250	07/25/08	222,250
FNMA Series 1988-12, Class A
333,680	10.000	02/25/18	373,453
GNMA REMIC Trust Series 1995-3, Class DQ
113,112	8.050	06/16/25	119,610

			24,694,856

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Targeted Amortization Class — 0.4%
FNMA REMIC Trust Series 1994-18, Class D
$2,848,407	6.750%	02/25/24	$2,857,859

TOTAL CMO			$63,241,225

FHLMC — 6.0%
5,128,720	4.500	05/01/08	5,038,380
18,261	7.000	01/01/09	18,503
19,466	7.000	02/01/09	19,725
14,138	7.000	03/01/09	14,244
25,316	7.000	04/01/09	25,622
32,102	7.000	05/01/09	32,528
3,508	6.500	05/01/10	3,569
34,369	6.500	06/01/10	34,961
449,480	6.500	07/01/10	457,220
57,830	7.000	07/01/10	58,598
819	6.500	08/01/10	834
74,408	7.000	01/01/11	74,969
42,872	7.000	12/01/12	43,669
166,434	6.500	01/01/13	169,913
127,159	6.500	04/01/13	129,817
258,923	6.500	05/01/13	264,335
113,272	6.500	06/01/13	115,639
1,202,663	4.000	09/01/13	1,160,557
84,106	6.500	10/01/13	85,864
1,241,495	4.000	11/01/13	1,197,699
1,452,630	5.000	12/01/13	1,436,671
1,612,885	4.000	01/01/14	1,553,825
1,398,807	4.000	05/01/14	1,346,188
693,069	4.500	06/01/14	676,314
7,097,762	5.000	10/01/14	7,017,211
2,831,601	4.500	10/01/14	2,760,650
2,918,737	4.500	11/01/14	2,847,205
1,590,258	4.000	11/01/14	1,527,383
14,848,527	4.500	03/01/15	14,473,650
2,155,939	4.000	03/01/15	2,068,567
1,115,512	4.500	08/01/15	1,077,282
100,628	8.500	10/01/15	106,193
1,181,211	8.000	12/01/15	1,219,342
55,012	7.000	03/01/16	56,456
2,065,063	7.000	04/01/22	2,134,053
42,712	7.500	01/01/31	44,356

			49,291,992

FNMA — 10.0%
1,044	7.000	11/01/07	1,046
21,594	7.000	12/01/07	21,632
804	7.000	05/01/08	810
2,201	7.000	08/01/08	2,205
259,474	7.000	09/01/08	261,593
6,500,000	4.000	01/20/09	6,361,921
5,129	7.000	12/01/09	5,168
7,731,278	4.000	05/01/10	7,479,628
55,137	8.500	05/01/10	56,616
8,024,071	4.000	06/01/10	7,762,890
687	7.000	06/01/10	692
3,991	7.000	08/01/10	4,087

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$2,562	7.000%		01/01/11	$2,583
48,135	7.000		07/01/11	49,317
697	7.000		11/01/11	703
5,060,860	5.500		01/01/13	5,051,622
2,859,301	4.500		08/01/13	2,790,851
14,977,692	4.500		09/01/13	14,631,513
8,087,124	4.000		11/01/13	7,789,134
67,871	6.000		01/01/14	68,651
211,356	6.000		03/01/14	213,784
26,757	5.500		04/01/14	26,591
1,385,024	4.000		01/01/15	1,327,739
694,706	4.500		01/01/15	675,794
4,520	8.500		09/01/15	4,787
265,118	8.500		10/01/15	280,805
48,486	8.500		12/01/15	51,277
1,478,423	5.500		01/01/17	1,475,989
478,484	5.500		03/01/18	477,452
1,252,317	5.500		07/01/18	1,250,105
563,818	5.500		08/01/18	562,822
935,519	5.500		09/01/18	933,866
2,600,222	5.500		12/01/18	2,595,926
5,345,495	5.500		01/01/19	5,336,692
2,701,018	5.500		05/01/19	2,696,570
194,474	7.000		11/01/19	201,335
145,639	8.000		02/01/31	152,189
4,115,899	6.000		03/01/33	4,141,087
6,841,002	6.500		04/01/33	6,974,774

				81,722,246

GNMA — 0.0%
44,158	6.500		06/15/08	44,462
16,794	6.500		07/15/08	16,909
74,560	6.500		08/15/08	75,072
37,030	6.500		09/15/08	37,285
9,096	6.500		10/15/08	9,159
2,243	6.500		11/15/08	2,259
8,555	9.000		12/15/08	8,763
3,599	6.500		01/15/09	3,644
16,245	9.000		01/15/09	16,863
632	6.500		03/15/09	636
2,914	6.500		04/15/09	2,950
41,741	6.500		05/15/09	42,256
5,428	6.500		07/15/09	5,495
10,822	6.500		11/15/09	10,955
5,036	9.000		01/15/10	5,289
38,584	9.000		07/15/12	41,103

				323,100

TOTAL MORTGAGE- BACKED OBLIGATIONS				$462,373,883
Agency Debentures — 24.1%
FHLB
$10,000,000	2.900	%(a)	06/11/07	$9,914,200
15,000,000	3.688	(a)	09/07/07	14,889,931
21,500,000	4.000	(a)	12/03/07	21,156,358
39,000,000	4.800		05/02/08	38,800,944
7,000,000	3.790		11/28/08	6,838,069

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLMC
$10,000,000	2.415%	04/12/07	$9,942,930
40,900,000	4.500	04/18/07	40,824,908
9,500,000	2.550	04/19/07	9,443,256
5,000,000	3.500	04/15/08	4,899,355
19,000,000	4.480	09/19/08	18,788,137
FNMA
10,000,000	3.550	11/16/07	9,866,250
9,700,000	3.650	11/30/07	9,571,863
Small Business Administration
358,351	7.200	06/01/17	371,893
649,078	6.300	05/01/18	663,892
737,209	6.300	06/01/18	754,248

TOTAL AGENCY DEBENTURES			$196,726,234
U.S. Treasury Obligations — 14.0%
United States Treasury Inflation Protected Securities
$2,304,036	1.875%	07/15/13	$2,233,118
3,634,736	2.000	07/15/14	3,537,071
3,833,163	1.875	07/15/15	3,684,014
United States Treasury Notes
96,000,000	4.875	10/31/08	95,852,161
4,100,000	4.500	02/15/16	4,003,584
United States Treasury Principal-Only STRIPS(d)
10,400,000	0.000	11/15/21	4,938,336

TOTAL U.S. TREASURY OBLIGATIONS			$114,248,284

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.8%			$773,348,401
Repurchase Agreement(e) — 3.9%
Joint Repurchase Agreement Account II
$31,400,000	5.280%	02/01/07	$31,400,000
Maturity Value: $31,404,605

TOTAL INVESTMENTS — 98.7%			$804,748,401

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			10,289,210

NET ASSETS — 100.0%			$815,037,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMO	—	Collateralized Mortgage Obligations
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	471	March 2007	$111,426,825	$(49,509)
Eurodollars	36	June 2007	8,518,950	(20,372)
Eurodollars	526	September 2007	124,589,675	(241,251)
Eurodollars	366	December 2007	86,774,025	(76,819)
Eurodollars	754	March 2008	178,867,650	(297,439)
Eurodollars	590	June 2008	140,014,375	(260,756)
U.S. Treasury Bonds	118	March 2007	12,994,750	(314,373)
5 Year U.S. Treasury Notes	(447)	March 2007	(46,725,469)	518,267
10 Year U.S. Treasury Notes	(577)	March 2007	(61,594,750)	988,282

TOTAL			$554,866,031	$246,030

INTEREST RATE SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged		Upfront
	Notional		Payments	Payments	Payments
	Amount	Termination	Received by	Made by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

J.P. Morgan Securities, Inc.	$55,000	02/17/11	3 month LIBOR	5.091%	$—	$(346,478)
Bank of America Securities LLC (a)	9,300	06/20/12	5.000%	3 month LIBOR	53,953	(145,935)
Bank of America Securities LLC (a	13,100	06/20/12	3 month LIBOR	5.000%	113,717	15,849
Bank of America Securities LLC (a)	45,800	06/20/14	5.100%	3 month LIBOR	773,145	(1,267,826)
Deutsche Bank Securities, Inc. (a)	43,500	06/20/14	5.100%	3 month LIBOR	495,462	(918,643)
J.P. Morgan Securities, Inc. (a)	9,800	06/20/14	3 month LIBOR	5.100%	76,282	19,055
J.P. Morgan Securities, Inc.	50,000	03/07/16	3 month LIBOR	5.182%	—	(178,911)

TOTAL					$1,512,559	$(2,822,889)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur in June 2007.
LIBOR—London Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$811,403,538

Gross unrealized gain	227,320,650
Gross unrealized loss	(233,975,787)

Net unrealized security loss	$(6,655,137)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Schedule of Investments

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involves, to varying degrees, elements of market risk and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Enhanced Income	$111,100,000

Ultra-Short Duration Government	48,500,000

Short Duration Government	31,400,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.28%	02/01/07	$500,073,333

Banc of America Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000

Barclays Capital PLC	1,000,000,000	5.28	02/01/07	1,000,146,667

Bear Stearns	750,000,000	5.28	02/01/07	750,110,000

Credit Suisse Securities (USA) LLC	1,000,000,000	5.28	02/01/07	1,000,146,667

Deutsche Bank Securities, Inc.	1,000,000,000	5.28	02/01/07	1,000,146,667

Greenwich Capital Markets	300,000,000	5.28	02/01/07	300,044,000

Merrill Lynch	500,000,000	5.28	02/01/07	500,073,333

Morgan Stanley & Co.	500,000,000	5.28	02/01/07	500,073,333

UBS Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000

Wachovia Capital Markets	250,000,000	5.28	02/01/07	250,036,667

TOTAL	$8,800,000,000			$8,801,290,667

At January 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 02/09/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.00% to 9.00%, due 05/01/08 to 11/01/46; Federal National Mortgage Association, 0.00% to 7.50%, due 03/01/07 to 01/01/47 and Government National Mortgage Association, 4.50% to 7.50%, due 02/15/07 to 01/15/37. The aggregate market value of the collateral, including accrued interest, was $9,002,503,735.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Schedule of Investments

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, on the books of its custodian, with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk.

      An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

      Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability and is only recorded as a realized gain or loss when either the contract’s term ends or, with respect to a Credit Default Swap, a credit event occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are also realized upon early termination of the swap agreements.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 2, 2007

* Print the name and title of each signing officer under his or her signature.